Equity incentive plan (Details Narrative) - Rubicon Technologies L L C [Member] - Rubicon [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value of stock		$ 13.40	$ 4.08
Fir value of shares		$ 2,900	$ 700
Compensation costs		500	$ 500
Unrecognized compensation cost	$ 2,000	$ 2,000
Weighted-average period	2 years 8 months 12 days	2 years 10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period		0	203,750
Share-Based Payment Arrangement, Expense		$ 7,200	$ 300
Compensation costs	$ 100	100
Compensation cost	$ 2,500	$ 900